Income and Expenses Relating to Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2026
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income
Life insurance premiums and related investment income in fiscal 2024, 2025 and 2026 consist of the following:

	Millions of yen
	2024	2025	2026
Life insurance premiums	¥459,655	¥481,432	¥506,120
Life insurance related investment income*	99,268	33,827	134,039

	¥558,923	¥515,259	¥640,159

*
Life insurance related investment income in fiscal 2024, 2025 and 2026 include net unrealized holding gains of ¥43,301 million, ¥2,577 million and ¥
48,946
 million on equity securities held as of March 31, 2024, 2025 and 2026, respectively.

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums
Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For fiscal 2024, 2025 and 2026, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	2024	2025	2026
Reinsurance benefits	¥3,452	¥10,634	¥20,520
Reinsurance premiums	(4,937)	(5,119)	(5,298)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for fiscal 2024, 2025 and 2026 are mainly as follows:

	Millions of yen
	2024	2025	2026
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥40,821	¥(3,496)	¥33,290
Net gains or losses from derivative contract s :	(3,568)	(372)	(1,559)
Futures	(3,046)	(262)	(1,433)
Foreign exchange contracts	(522)	(110)	(126)
Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥3,208	¥(30,998)	¥2,041
Insurance costs recognized for insurance and annuity payouts as a result of insured events	26,997	23,706	23,553
Changes in the fair value of the reinsurance contracts	1,890	200	1,423